PREPAID EXPENSES (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Dec. 14, 2011
PREPAID EXPENSES [Abstract]
Prepaid research and development	$ 12,937	$ 128,445
Prepaid rent	6,250	21,250	30,000
Retainer		15,000
Other	3,384	4,179
Total prepaid expenses	$ 22,571	$ 168,874